Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Supplies	$ 1,225	$ 1,235
Raw materials	277	260
Work in process	790	774
Finished products	810	636
Inventories	3,102	2,905
Less non-current portion (Note 18)	(354)	(307)
Current inventories	$ 2,748	$ 2,598